SCHEDULE OF CUSTOMERS CONCENTRATIONS OF ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Product Information [Line Items]
Accounts receivable	$ 2,258,220	$ 2,830,047
TioStone Environmental Limited [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	$ 1,783,837	$ 2,715,482
Concentration of risk percentage	74.69%	95.09%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	$ 329,818		[1]
Concentration of risk percentage	13.81%		[1]

[1]	Less than 10% of total gross accounts receivable